Rule 497(c)

Registration Nos. 333-33607 and 811-08333

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 3, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
(Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and its series, Nuveen Santa Barbara Global Growth Fund, Nuveen Santa Barbara International Growth Fund, Nuveen Symphony International Equity Fund, Nuveen Tradewinds Emerging Markets Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Tradewinds Global All-Cap Plus Fund, Nuveen Tradewinds Global Flexible Allocation Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund, we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(c) filing with the Securities and Exchange Commission on March 12, 2012.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures